Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination [Abstract]
Schedule of Outstanding Shares of the Common Stock	The following table details the shares of the common stock that were outstanding immediately following the consummation of the Arrangement:
Number of shares
MoSys common stock outstanding prior to business combination	217,898
Common stock issued to Peraso Tech stockholders	76,390
Exchangeable Shares issued to Peraso Tech stockholders	199,556
Escrow Shares - common stock	12,564
Escrow Shares - Exchangeable Shares	32,822
Total shares issued and outstanding	539,230

Schedule of Fair Value of Total Consideration Effectively Transferred	The fair value of the total consideration effectively transferred is summarized in the following table (in thousands, except per-share amount):
Company share price (i)	$168.40
Company common shares outstanding (ii)	218

Fair value of the Company’s common shares outstanding	36,711

Fair value of the Company’s warrants (iii)	301

Fair value of the Company’s warrants (iii)	782
Percent related to precombination service	80.76%
Fair value of the Company’s precombination service share based awards (iii)	632

Consideration effectively transferred	$37,644
(i)	Represents the Company’s share price as of December 16, 2021
(ii)	Represents the Company’s outstanding shares as of December 16, 2021
(iii)	Represents the fair value of the Company’s warrants outstanding and calculated as of December 16, 2021

Schedule of Fair Value of the Acquired Assets and Assumed Liabilities of the Accounting Acquiree	The following table summarizes the final allocation of the purchase price to the net assets acquired based on the respective fair value of the acquired assets and assumed liabilities of the accounting acquiree, which is the Company.
December 31,
2021
(in thousands)
Assets:
Cash, cash equivalents and investments	$19,064
Other current assets	2,558
Other assets	833
Intangibles
Developed technology	5,726
Customer relationships	2,556
8,282
Goodwill	9,946
Liabilities:
Current liabilities	3,056
$37,627

Schedule of Unaudited Pro Forma Results of Operations	This summary of the unaudited pro forma results of operations is not necessarily indicative of what the Company’s results of operations would have been had Peraso Tech been acquired at the beginning of 2021, nor does it purport to represent results of operations for any future periods.
Year ended December 31,
2021
Revenue	$10,670
Net loss	(19,977)
add back: acquisition costs	1,628
Adjusted net loss	$(18,349)